INTANGIBLE ASSETS - Schedule of Intangible Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 27,710	$ 18,762	$ 14,242
Brazil
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,413	6,270
United States
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,826	2,986
Canada
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,263	2,051
MEXICO
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,200	0
Australia
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,985	1,873
United Kingdom
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,637	1,860
Brazil
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,090	144
Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,161	1,118
Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets	814	928
India
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,045	843
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,276	$ 689